Exhibit 99.5 Schedule 2

Client Name:
Client Project Name:	PRPM 2026-RCF2
Start - End Dates:	11/11/2021 - 8/18/2025
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	XXXXXX	Cash Reserves	187925.98	118031.17
XXXX	XXXXXX	Combined LTV	76.53	80.00
XXXX	XXXXXX	Months Reserves	45.00	44.68
XXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXX	XXXXXX	Borrower 1 Total Income	104320.38	104318.62
XXXX	XXXXXX	Cash Reserves	446410.80	117216.50
XXXX	XXXXXX	Months Reserves	14.00	13.91
XXXX	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
XXXX	XXXXXX	Total Monthly Income	104320.38	104318.62

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